PROPERTY, PLANT AND EQUIPMENT, NET - (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Depreciation of property, plant and equipment	$ 21,315	¥ 138,075	¥ 175,008	¥ 149,975
Property and equipment pledged as collateral	21,353		164,938		¥ 138,321
Secured bank borrowings	18,271		163,185		118,355
Equipment under operating lease, cost	158,973		1,067,057		1,029,794
Equipment under operating lease, accumulated depreciation	$ 66,824		¥ 347,524		¥ 432,874